UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/11
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Douglas W. Kreps
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Douglas W. Kreps	Pittsburgh, PA	May 13, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      89
Form 13F Information Table Value Total:	 459,739
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCLA A		084990175	501	0	SH		SOLE		0
3M Co			COM		88579y101	592	6	SH		SOLE		6
Abbott Laboratories	COM		002824100	1693	35	SH		SOLE		35
Air Prods & Chem	COM		009158106	326	4	SH		SOLE		4
Alcoa Inc		COM		013817101	4661	264	SH		SOLE		264
Allergan Inc		COM		018490102	15780	222	SH		SOLE		222
Allstate Corp		COM		020002101	259	8	SH		SOLE		8
Altria Group		COM		02209S103	286	11	SH		SOLE		11
American Express	COM		025816109	326	7	SH		SOLE		7
Amgen Inc		COM		031162100	9207	172	SH		SOLE		172
Ansys Inc		COM		03662Q105	1206	22	SH		SOLE		22
Apple Inc		COM		037833100	778	2	SH		SOLE		2
Arthur J Gallagher	COM		363576109	10530	346	SH		SOLE		346
AT&T Inc.		COM		00206r102	20310	664	SH		SOLE		664
Audiovox Corp		COM		050757103	618	77	SH		SOLE		77
Bank of NY Mellon 	COM		064058100	10488	351	SH		SOLE		351
Baxter Intl		COM		071813109	266	5	SH		SOLE		5
Berkshire Hathaway	CLA B		084670702	489	6	SH		SOLE		6
BMC Software		COM		055921100	2960	60	SH		SOLE		60
Boeing Co		COM		097023105	16798	227	SH		SOLE		227
BP plc			COM		055622104	6626	150	SH		SOLE		150
CA Technologies		COM		12673P105	14896	616	SH		SOLE		616
Caterpillar Inc.	COM		149123101	472	4	SH		SOLE		4
Charles Schwab Corp	COM		808513105	5055	280	SH		SOLE		280
Chevron Corp.		COM		166764100	428	4	SH		SOLE		4
Cisco Systems Inc	COM		17275r102	1056	62	SH		SOLE		62
Coca Cola Co		COM		191216100	676	10	SH		SOLE		10
Colgate-Palmolive	COM		194162103	467	6	SH		SOLE		6
Comcast Corp		CL A		20030n101	21734	879	SH		SOLE		879
Consolidated Comm	COM		209034107	4490	240	SH		SOLE		240
Cynosure Inc		COM		232577205	3794	273	SH		SOLE		273
Dell Inc		COM		24702r101	3095	213	SH		SOLE		213
El Paso Corp.		COM		28336L109	1590	88	SH		SOLE		88
EMC Corp.		COM		268648102	7682	289	SH		SOLE		289
Emerson Electric	COM		291011104	264	5	SH		SOLE		5
EQT Corp		COM		26884l109	338	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	13009	183	SH		SOLE		183
Exelon Corp.		COM		30161N101	202	5	SH		SOLE		5
Exxon Mobil Corp	COM		30231G102	3523	42	SH		SOLE		42
F.N.B. Corp		COM		302520101	4367	414	SH		SOLE		414
FirstEnergy Corp	COM		337932107	8137	219	SH		SOLE		219
Fuel Systems Sols	COM		35952W103	2358	78	SH		SOLE		78
General Electric Co	COM		369604103	15837	790	SH		SOLE		790
Halliburton Co		COM		406216101	200	4	SH		SOLE		4
Hercules Offshore Inc	COM		427093109	1299	197	SH		SOLE		197
Hewlett-Packard Co	COM		428236103	374	9	SH		SOLE		9
Honeywell Intl Inc	COM		438516106	15876	266	SH		SOLE		266
Hospira			COM		441060100	226	4	SH		SOLE		4
Intel Corp		COM		458140100	2421	120	SH		SOLE		120
Intl Business Mach	COM		459200101	10181	62	SH		SOLE		62
iShares MSCI Japan	MSCI JAPAN	464286848	6601	640	SH		SOLE		640
IShares Tr S&P 100	ETF		464287101	237	4	SH		SOLE		4
Johnson & Johnson	COM		478160104	975	16	SH		SOLE		16
Joy Global Inc		COM		481165108	15304	155	SH		SOLE		155
Kimberly-Clark Corp	COM		494368103	11809	181	SH		SOLE		181
Loews Corp		COM		540424108	21445	498	SH		SOLE		498
Marsh & McLennan	COM		571748102	9401	315	SH		SOLE		315
Matthews Intl Corp	CL A		577128101	3334	86	SH		SOLE		86
Medtronic Inc		COM		585055106	10321	262	SH		SOLE		262
Merck & Co Inc		COM		58933Y105	715	22	SH		SOLE		22
Microsoft Corp		COM		594918104	10571	416	SH		SOLE		416
Mylan Inc		COM		628530107	676	30	SH		SOLE		30
Nvidia Corp		COM		67066g104	222	12	SH		SOLE		12
OPNET Tech Inc		COM		683757108	8697	223	SH		SOLE		223
Oracle Corp		COM		68389x105	727	22	SH		SOLE		22
Parker-Hannifin Corp.	COM		701094104	7307	77	SH		SOLE		77
Pepsico Inc		COM		713448108	591	9	SH		SOLE		9
Pfizer Inc		COM		717081103	6084	300	SH		SOLE		300
Philip Morris Intl Inc	COM		718172109	710	11	SH		SOLE		11
PNC Fin Svcs Grp	COM		693475105	10378	165	SH		SOLE		165
PPG Industries Inc	COM		693506107	5825	61	SH		SOLE		61
Procter & Gamble Co	COM		742718109	915	15	SH		SOLE		15
Rockwell Collins	COM		774341101	278	4	SH		SOLE		4
Royl Dutch Shell A	CLA A		780259206	522	7	SH		SOLE		7
Russell 3000 Index	ETF		464287689	888	11	SH		SOLE		11
SanDisk Corp		COM		80004C101	19491	423	SH		SOLE		423
Schwab US Mkt ETF	ETF		808524102	3352	104	SH		SOLE		104
Spectrum Control Inc	COM		847615101	5260	267	SH		SOLE		267
Tekelec Inc		COM		879101103	1319	162	SH		SOLE		162
Telefonos De Mexico	SPON ADR ORD L	879403780	1816	99	SH		SOLE		99
Texas Instruments Inc	COM		882508104	4859	141	SH		SOLE		141
U.S. Bancorp		COM NEW		902973304	288	11	SH		SOLE		11
United Technologies	COM		913017109	811	10	SH		SOLE		10
V.F. Corp		COM		918204108	8408	85	SH		SOLE		85
Verizon Comm Inc	COM		92343V104	23012	597	SH		SOLE		597
Wal-Mart Stores Inc	COM		931142103	938	18	SH		SOLE		18
Windstream Corp		COM		97381w104	2111	164	SH		SOLE		164
Xilinx Inc		COM		983919101	4563	139	SH		SOLE		139
Yum! Brands Inc.	COM		988498101	229	4	SH		SOLE		4



